Other liabilities - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities [Abstract]
Other current liabilities	$ 324	$ 336
Other non-current liabilities	216	229
Total other liabilities	$ 540	$ 565